Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued expenses and other current liabilities
Salaries and welfare payable		¥ 146,070	¥ 128,325
Accrued advertising and other expenses		51,517	20,481
Accrued professional service fees		7,342	6,703
Security deposits		3,376	2,493
Advance from agents		2,276	2,293
Accrued rental and property management fees		1,564	1,556
Accrued staff reimbursements		8,758	4,396
Others		1,895	277
Total	$ 34,243	¥ 222,798	¥ 166,524